Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-07-12	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Jul. 12, 2024
Restatement does not require Recovery	After applying its recovery policy pursuant to Exchange Act Rule 10D-1(b), the Company determined that no recovery of erroneously awarded compensation was required during or after the Company’s last completed fiscal year because there was no incentive compensation received by executive officers that was based on a financial reporting measure impacted by the restatement.